Gains (losses) from operating activities in the statement of income, included according to their nature	12 Months Ended
Dec. 31, 2021
Disclosure Of Profit Loss From Operating Activities Explanatory [Abstract]
Disclosure Of Profit Loss From Operating Activities Explanatory [Text Block]
Note 21	Gains (losses) from operating activities in the statement of income of expenses, included according to their nature

21.1	Revenue from operating activities customer activities

The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines:

(a)	Geographic areas:

For the year ended December 31, 2021
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	136,523	1,538	901	50,573	4,125	25,988	219,648
Latin America and the Caribbean	88,990	10,198	4,905	214,304	7,367	523	326,287
Europe	179,744	173,329	75,674	33,948	18,662	1,408	482,765
North America	314,895	102,746	50,349	57,682	29,860	2,470	558,002
Asia and Others	188,663	150,120	804,292	60,085	71,997	456	1,275,613
Total	908,815	437,931	936,121	416,592	132,011	30,845	2,862,315

For the year ended as of December 31, 2020
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	100,353	1,234	399	23,963	4,059	23,737	153,745
Latin America and the Caribbean	69,535	10,843	1,597	72,697	4,951	367	159,990
Europa	145,896	142,161	49,719	30,029	11,585	735	380,125
North America	246,737	90,292	25,558	39,432	23,963	1,588	427,570
Asia and Others	139,167	90,127	306,100	43,173	116,050	1,144	695,761
Total	701,688	334,657	383,373	209,294	160,608	27,571	1,817,191

For the year ended as of December 31, 2019
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,975	1,064	599	27,371	39,512	33,336	211,857
Latin America and the Caribbean	78,872	7,972	3,593	64,868	6,354	269	161,928
Europa	149,992	123,525	76,250	27,973	15,289	735	393,764
North America	243,399	90,070	45,810	43,312	27,798	883	451,272
Asia and Others	141,682	148,389	379,462	48,627	5,922	752	724,834
Total	723,920	371,020	505,714	212,151	94,875	35,975	1,943,655

(b)	Main product and service lines:

	For the period from January to December of the year
Products and Services	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	908,815	701,688	723,920
- Sodium Nitrates	24,829	18,291	20,679
- Potassium nitrate and sodium potassium nitrate	539,336	424,041	457,477
- Specialty Blends	234,369	163,033	153,739
- Other specialty fertilizers	110,281	96,323	92,025
Iodine and derivatives	437,931	334,657	371,020
Lithium and derivatives	936,121	383,373	505,714
Potassium	416,592	209,294	212,151
Industrial chemicals	132,011	160,608	94,875
Other	30,845	27,571	35,975
- Services	3,428	3,241	3,410
- Income from property leases	1,531	1,457	1,438
- Income from subleases on right-of-use assets	146	176	261
- Commodities	12,468	11,938	16,176
- Other ordinary income of Commercial Offices	13,272	10,759	14,690
Total	2,862,315	1,817,191	1,943,655
21.2	Cost of sales

Cost of sales broken down by nature of expense:

	For the period from January to December of the year
Nature of expense	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(345,356)	(287,877)	(271,912)
Classes of employee benefit expenses	(211,771)	(178,956)	(178,493)
Depreciation expense	(195,678)	(182,314)	(189,587)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,963)	(5,814)	(5,450)
Amortization expense	(9,737)	(12,938)	(6,015)
Investment plan expenses	(15,059)	(14,286)	(18,367)
Provision for materials, spare parts and supplies	(505)	640	(7,500)
Contractors	(157,571)	(142,017)	(120,750)
Operating leases	(67,106)	(57,461)	(48,499)
Mining concessions	(7,325)	(6,645)	(7,856)
Operational transportation	(76,003)	(68,730)	(56,376)
Freight / product transportation costs	(77,353)	(52,156)	(46,264)
Purchase of products from third parties	(329,464)	(260,089)	(268,581)
Insurance	(21,869)	(17,657)	(16,968)
CORFO rights and other agreements	(247,604)	(74,418)	(143,861)
Export costs	(99,212)	(88,176)	(71,056)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)	(1,037)
Variation in gross inventory	85,709	102,446	52,557
Variation in inventory provision	5,038	7,244	17,107
Other	5,934	6,000	5,305
Total	(1,772,208)	(1,334,321)	(1,383,603)

21.3	Other income

	For the period from January to December of the year
Other income	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	896	665	676
Fines charged to suppliers	83	267	483
Taxes recovered	287	1,487	457
Amounts recovered from insurance	1,811	14,861	492
Overestimate of provisions for third-party obligations	293	118	983
Sale of assets classified as properties, plant and equipment	1,923	1,626	2,422
Sale of mining rights	8,796	5,852	5,298
Easements, pipelines and roads	4,949	1,619	7,204
Refunds for mining patents and notarial expenses	198	85	203
Others	316	313	-
Total	19,552	26,893	18,218
21.4	Administrative expenses

	For the period from January to December of the year
Administrative expenses	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(60,552)	(55,152)	(60,255)
Marketing costs	(2,415)	(2,377)	(3,911)
Amortization expenses	(118)	(91)	(5)
Entertainment expenses	(4,906)	(4,858)	(5,783)
Advisory services	(17,332)	(13,880)	(13,862)
Lease of buildings and facilities	(3,478)	(3,111)	(3,653)
Insurance	(3,901)	(3,478)	(2,553)
Office expenses	(6,363)	(6,204)	(7,327)
Contractors	(5,106)	(5,079)	(4,874)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(2,743)	(2,617)	(2,501)
Other expenses	(11,979)	(10,170)	(12,456)
Total	(118,893)	(107,017)	(117,180)

21.5	Other expenses
For the period from January to December of the year
Other expenses	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Depreciation and amortization expense
Depreciation of assets not in use	-	(138)	(136)
Subtotal	-	(138)	(136)
Impairment (losses) /reversals of impairment losses recognized in profit for the year
Properties, plant and equipment	(5,582)	(9,563)	(49)
Intangible assets other than goodwill	(478)	(1,941)	(913)
Goodwill	-	(140)	(140)
Non-current assets and disposal groups held for sale	-	-	-
Subtotal	(6,060)	(11,644)	(1,102)
Other expenses, by nature
Legal expenses	(42,253)	(69,965)	(9,277)
VAT and other unrecoverable taxes	(1,015)	(626)	(613)
Fines paid	(882)	(314)	(145)
Investment plan expenses	1	(768)	(1,693)
Exploration expenses	-	(5,262)	(5,537)
Contributions and donations	(9,321)	(8,793)	(5,026)
Other operating expenses	(1,075)	(2,102)	(2,466)
Subtotal	(54,545)	(87,830)	(24,757)
Total	(60,605)	(99,612)	(25,995)
21.6	Other (losses) income

	For the period from January to December of the year
Other (losses) income	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Adjustment to prior periods due to applying the equity method	(198)	(48)	(985)
Sale of investments in associates	-	(11,830)	-
Impairment of interests in associates	(2,009)	7,235	631
Sale of investments in joint ventures	-	(481)	-
Others	(431)	(189)	(29)
Total	(2,638)	(5,313)	(383)
21.7	(Impairment) /reversal of value of financial assets impairment losses

	For the period from January to December of the year
Description	2021	2020	2019
	ThUS$	ThUS$	ThUS$
(Impairment) /reversal of value of financial assets impairment losses (See Note 12.2)	(235)	4,684	(1,057)
Totals	(235)	4,684	(1,057)
21.8	Summary of expenses by nature

The following summary considers notes 21.2, 21.4 and 21.5

	For the period from January to December of the year
Expenses by nature	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(345,356)	(287,877)	(271,912)
Employee Benefit Expenses	(272,323)	(234,108)	(238,748)
Depreciation expense	(195,678)	(182,452)	(189,723)
Depreciation of right-of-use Assets	(8,706)	(8,431)	(7,951)
Impairment of properties, plant and equipment, intangible and Goodwill	(6,060)	(11,644)	(1,102)
Amortization expense	(9,855)	(13,029)	(6,020)
Legal expenses	(42,253)	(69,965)	(9,277)
Investment plan expenses	(15,058)	(15,054)	(20,060)
Exploration expenses	-	(5,262)	(5,237)
Provision for materials, spare parts and supplies	(505)	640	(7,500)
Contractors	(162,677)	(147,096)	(125,624)
Operational leases	(70,584)	(60,572)	(52,152)
Mining concessions	(7,325)	(6,645)	(7,856)
Operational transportation	(76,003)	(68,730)	(56,376)
Freight and product transportation costs	(77,353)	(52,156)	(46,264)
Purchase of products from third parties	(329,464)	(260,089)	(268,581)
CORFO rights y other agreements	(247,604)	(74,418)	(143,861)
Export costs	(99,212)	(88,176)	(71,056)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)	(1,037)
Insurance	(25,770)	(21,135)	(19,521)
Consultant and advisor services	(17,332)	(13,880)	(13,862)
Variation in gross inventory	85,709	102,446	52,557
Variation in inventory provision	5,038	7,244	17,107
Other expenses	(32,022)	(29,444)	(32,422)
Total expenses by nature	(1,951,706)	(1,540,950)	(1,526,478)
21.9	Finance expenses

	For the period from January to December of the year
Finance expenses	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(2,664)	(2,797)	(2,133)
Interest expense from bonds	(90,859)	(87,030)	(72,984)
Interest expense from loans	(1,135)	(1,598)	(2,682)
Reversal of capitalized interest expenses	14,206	8,462	7,841
Financial expenses for restoration and rehabilitation provisions	(1,259)	2,947	(4,417)
Interest on lease agreement	(1,587)	(1,133)	(1,535)
Interest and bank charges	(1,328)	(1,050)	(1,029)
Total	(84,626)	(82,199)	(76,939)
21.10	Finance income

	For the period from January to December of the year
Finance income	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Interest from term deposits	3,635	10,260	15,345
Interest from marketable securities	68	2,147	6,765
Interest from maintenance of minimum bank balance in current account	2	18	-
Other finance income	107	259	4,130
Other finance interests	856	1,031	49
Total	4,668	13,715	26,289